Share-based Payment - Schedule of Bank's Employee Stock Option Plan (Detail) shares in Thousands, pure in Thousands	12 Months Ended
	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	3,900
Number of options, outstanding at end of year		3,900
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	14,140	15,555
Number of options, granted	1,549	988
Number of options, exercised	(4,111)	(2,238)
Number of options, exercised as Tandem SARs	(51)	(19)
Forfeited	(18)	(146)
Number of options, expired	0
Number of options, outstanding at end of year	11,509	14,140
Exercisable at end of year	7,318	10,176
Number of options, available for grant | shares	6,853	8,334
Weighted average exercise price, outstanding at beginning of year	$ 60.02	$ 57.42
Weighted average exercise price, granted	72.28	81.81
Weighted average exercise price, exercised as options	52.51	51.37
Weighted average exercise price, exercised as Tandem SARs	55.19	41.95
Weighted average exercise price, forfeited	75.20	65.93
Weighted average exercise price, expired	33.89
Weighted average exercise price, outstanding at end of year	64.35	60.02
Weighted average exercise price, exercisable at end of year	$ 59.20	$ 55.76